Supplemental Geographical Information Based on Location of Company and Its Subsidiaries (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net sales and other operating revenue:
External customers													¥ 7,948,095	¥ 8,936,867	¥ 8,579,174
Total	2,405,062	1,942,545	1,885,892	1,714,596	2,213,079	2,110,414	2,251,911	2,361,463	2,279,567	2,240,740	2,056,655	2,002,212	7,948,095	8,936,867	8,579,174
External customers													7,948,095	8,936,867	8,579,174
Total	2,405,062	1,942,545	1,885,892	1,714,596	2,213,079	2,110,414	2,251,911	2,361,463	2,279,567	2,240,740	2,056,655	2,002,212	7,948,095	8,936,867	8,579,174
Cost of sales, SG&A and R&D expenses													7,716,731	8,367,092	8,215,399
Operating Income (loss)	111,976	44,298	52,511	22,579	46,206	125,653	163,473	234,443	96,097	176,971	65,543	25,164	231,364	569,775	363,775
Assets	11,780,759				11,570,874				11,629,115				11,780,759	11,570,874	11,629,115
Long-lived assets	3,534,908				3,391,573				3,485,146				3,534,908	3,391,573	3,485,146
Japan
Net sales and other operating revenue:
External customers													1,774,573	1,834,003	1,864,513
Transfers between geographic areas													1,588,379	1,777,204	1,441,264
Total													3,362,952	3,611,207	3,305,777
External customers													1,774,573	1,834,003	1,864,513
Transfers between geographic areas													1,588,379	1,777,204	1,441,264
Total													3,362,952	3,611,207	3,305,777
Cost of sales, SG&A and R&D expenses													3,472,786	3,545,089	3,334,912
Operating Income (loss)													(109,834)	66,118	(29,135)
Assets	3,106,061				2,875,630				2,947,764				3,106,061	2,875,630	2,947,764
Long-lived assets	1,048,402				1,053,168				1,113,386				1,048,402	1,053,168	1,113,386
North America
Net sales and other operating revenue:
External customers													3,500,245	3,941,505	3,752,417
Transfers between geographic areas													214,511	206,392	155,799
Total													3,714,756	4,147,897	3,908,216
External customers													3,500,245	3,941,505	3,752,417
Transfers between geographic areas													214,511	206,392	155,799
Total													3,714,756	4,147,897	3,908,216
Cost of sales, SG&A and R&D expenses													3,491,463	3,846,975	3,671,837
Operating Income (loss)													223,293	300,922	236,379
Assets	6,333,851				6,209,145				6,319,896				6,333,851	6,209,145	6,319,896
Long-lived assets	1,970,631				1,852,542				1,861,596				1,970,631	1,852,542	1,861,596
Europe
Net sales and other operating revenue:
External customers													519,329	618,426	769,857
Transfers between geographic areas													61,463	80,872	55,615
Total													580,792	699,298	825,472
External customers													519,329	618,426	769,857
Transfers between geographic areas													61,463	80,872	55,615
Total													580,792	699,298	825,472
Cost of sales, SG&A and R&D expenses													592,901	709,501	836,344
Operating Income (loss)													(12,109)	(10,203)	(10,872)
Assets	568,790				564,678				591,423				568,790	564,678	591,423
Long-lived assets	111,354				106,633				107,262				111,354	106,633	107,262
Asia
Net sales and other operating revenue:
External customers													1,276,621	1,594,058	1,320,047
Transfers between geographic areas													213,857	247,109	198,533
Total													1,490,478	1,841,167	1,518,580
External customers													1,276,621	1,594,058	1,320,047
Transfers between geographic areas													213,857	247,109	198,533
Total													1,490,478	1,841,167	1,518,580
Cost of sales, SG&A and R&D expenses													1,413,608	1,690,530	1,405,574
Operating Income (loss)													76,870	150,637	113,006
Assets	1,070,331				1,049,113				1,050,727				1,070,331	1,049,113	1,050,727
Long-lived assets	274,182				231,867				240,704				274,182	231,867	240,704
Other regions
Net sales and other operating revenue:
External customers													877,327	948,875	872,340
Transfers between geographic areas													15,805	33,208	24,151
Total													893,132	982,083	896,491
External customers													877,327	948,875	872,340
Transfers between geographic areas													15,805	33,208	24,151
Total													893,132	982,083	896,491
Cost of sales, SG&A and R&D expenses													836,176	912,534	850,683
Operating Income (loss)													56,956	69,549	45,808
Assets	611,818				658,636				619,345				611,818	658,636	619,345
Long-lived assets	130,339				147,363				162,198				130,339	147,363	162,198
Total geographical segments
Net sales and other operating revenue:
External customers													7,948,095	8,936,867	8,579,174
Transfers between geographic areas													2,094,015	2,344,785	1,875,362
Total													10,042,110	11,281,652	10,454,536
External customers													7,948,095	8,936,867	8,579,174
Transfers between geographic areas													2,094,015	2,344,785	1,875,362
Total													10,042,110	11,281,652	10,454,536
Cost of sales, SG&A and R&D expenses													9,806,934	10,704,629	10,099,350
Operating Income (loss)													235,176	577,023	355,186
Assets	11,690,851				11,357,202				11,529,155				11,690,851	11,357,202	11,529,155
Long-lived assets	3,534,908				3,391,573				3,485,146				3,534,908	3,391,573	3,485,146
Geographical segment reconciling items
Net sales and other operating revenue:
Transfers between geographic areas													(2,094,015)	(2,344,785)	(1,875,362)
Total													(2,094,015)	(2,344,785)	(1,875,362)
Transfers between geographic areas													(2,094,015)	(2,344,785)	(1,875,362)
Total													(2,094,015)	(2,344,785)	(1,875,362)
Cost of sales, SG&A and R&D expenses													(2,090,203)	(2,351,660)	(1,883,951)
Operating Income (loss)													(3,812)	6,875	8,589
Assets	89,908				213,672				99,960				89,908	213,672	99,960
Other adjustments
Net sales and other operating revenue:
Cost of sales, SG&A and R&D expenses														14,123
Operating Income (loss)														¥ (14,123)